Annual Total Returns	Sep. 30, 2024
Prospectus #1 | Eaton Vance Total Return Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class A
Bar Chart Table:
2015	(6.21%)
2016	11.40%
2017	7.43%
2018	(1.08%)
2019	10.53%
2020	5.60%
2021	2.75%
2022	(13.09%)
2023	6.70%
2024	4.18%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class A
Bar Chart Table:
2015	3.75%
2016	0.14%
2017	4.85%
2018	1.15%
2019	7.57%
2020	5.16%
2021	1.80%
2022	(11.91%)
2023	7.12%
2024	1.25%